Description of Organization and Business Operations (Q3) (Details) - USD ($)							1 Months Ended		3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Apr. 27, 2023	Mar. 22, 2023	Mar. 10, 2023	Aug. 16, 2022	Dec. 31, 2021	Dec. 22, 2021	Aug. 16, 2022	Dec. 22, 2021	Sep. 30, 2023	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Apr. 30, 2021
Description of Organization and Business Operations [Line Items]
Shares issued (in Shares)													5,175,000
Common stock, par value (in Dollars per share)					$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Price per share (in Dollars per share)						$ 10.1		$ 10.1				$ 11.5
Sold at a price per Unit (in Dollars per share)						$ 10		$ 10					$ 0.005
Generating gross proceeds						$ 189,750,000		$ 189,750,000		$ 7,347,500
Warrants issued (in Shares)												17,404,250
Warrants price per share (in Dollars per share)	$ 1										$ 1	$ 1
Transaction costs											$ 7,959,726	$ 7,959,726
Underwriting discount amount											3,450,000	3,450,000
Representative's shares cost											3,570,576
Representative's warrants cost											259,527
Other offering costs									$ 679,623		$ 679,623	$ 258,548
Fair market value percentage									80.00%		80.00%	80.00%
Public offering amount										186,300,000
Operating bank account								$ 741,228
Maturity days						185 days		185 days
Public shares percentage						100.00%
Dissolution expenses											$ 100,000
Net tangible assets											5,000,001	5,000,001
Cash					$ 741,228				$ 17,342	$ 741,228	17,342	193,486
Working capital deficit									2,846,203		2,846,203
Capital contribution											25,000	25,000
Unsecured promissory note											204,841	204,841
Convertible Working Capital	$ 1,200,000											200,000
Outstanding principal amount	$ 713,015
Fair value on balance sheet									601,239		601,239
Repurchase, shares percentage			100.00%
Extension payments									146,120		340,947
Total redemption payment		$ 184,845,836
Percentage of excise tax				1.00%			1.00%					1.00%
Stockholders redeemed shares (in Shares)		18,000,868
Total redeemed value		$ 184,845,836
Excise tax liability									$ 1,848,455		$ 1,848,455
Shares redeemed percentage											1.00%
Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Shares issued (in Shares)						18,975,000		18,975,000
Price per share (in Dollars per share)						$ 10.1		$ 10.1
Representative's shares cost												$ 679,623
Public offering amount						$ 191,647,500
Operating bank account					$ 741,228
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Shares issued (in Shares)						2,475,000		2,475,000
Warrants issued (in Shares)									697,500		697,500
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Generating gross proceeds											$ 7,347,500	$ 7,347,500
Warrants issued (in Shares)									7,347,500		7,347,500
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Price per share (in Dollars per share)									$ 10.1		$ 10.1
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Shares issued (in Shares)		18,000,868
Common stock, par value (in Dollars per share)						$ 0.0001		$ 0.0001
Price per share (in Dollars per share)						$ 11.5		$ 11.5	$ 10		$ 10	$ 10
Stockholders redeemed shares (in Shares)
U.S. federal [Member]
Description of Organization and Business Operations [Line Items]
Percentage of excise tax				1.00%
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Outstanding voting securities percentage									50.00%		50.00%